SCHEDULE 14A INFORMATION
      Proxy Statement Pursuant to Section 14(a) of the Securities
                           Exchange Act of 1934

Filed by the Registrant [xx]
Filed by a Party other than the Registrant [  ]

Check the appropriate box:
[xx]  Preliminary Proxy Statement   [  ]  Confidential, for Use of the
                                          Commission Only (as permitted
                                          by Rule 14a-6(e)(2))

[  ]  Definitive Proxy Statement
[  ]  Definitive Additional Materials
[  ]  Soliciting Material Pursuant to Rule 14a-11(c) or Rule 14a-12

                         LA-Z-BOY CHAIR COMPANY
           (Name of Registrant as Specified In Its Charter)

                            [not applicable]
(Name of Person(s) Filing Proxy Statement, if other than the Registrant)

Payment of Filing Fee (Check the appropriate box):

[xx] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(2) or Item 22(a)(2) of Schedule 14A.
[  ]  $500 per each party to the controversy pursuant to Exchange Act
      Rule 14a-6(i)(3).
[ ] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.
      1) Title of each class of securities to which transaction applies:

      2) Aggregate number of securities to which transaction applies:

      3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

      4) Proposed maximum aggregate value of transaction:

      5) Total fee paid:


[  ]  Fee paid previously with preliminary materials.
[  ]  Check box if any part of the fee is offset as provided by Exchange
      Act Rule 0-11(a)(2) and identify the filing for which the off-setting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing

      1)  Amount Previously Paid:

      2)  Form, Schedule or Registration Statement No.:

      3)  Filing Party:

      4)  Date Filed:



                             LA-Z-BOY CHAIR COMPANY

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS



To the Shareholders of                                      Monroe, Michigan
La-Z-Boy Chair Company:                                        June 28, 1996

       Notice is hereby given that the annual meeting of shareholders of La-Z-Boy Chair Company will be held at the La-Z-Boy Chair Company
Auditorium, 1314 North Telegraph Road, Monroe, Michigan, on Monday, July 29, 1996 at 11:00 o'clock A.M. Eastern Daylight Time for the following purposes:

          (1) To elect four (4) directors to three year terms scheduled for expiration in 1999;

          (2) to consider and act upon a proposal to approve an amendment and restatement of the Company's 1993 Performance-Based Stock Plan (a copy of which appears as Exhibit A to the accompanying Proxy Statement);

          (3) to consider and act upon a proposal to adopt an amendment of the Company's Articles of Incorporation as currently in effect, to change the Company's name to "La-Z-Boy
               Incorporated"; and

          (4) to transact such other business as may properly come before the meeting or any adjournments thereof.

       A copy of the Annual Report, containing the financial statements of the Company for the year ended April 27, 1996, is enclosed herewith.

       Only shareholders of record at the close of business on June 21, 1996 will be entitled to notice of, and to vote at, the meeting.

       Shareholders, whether planning to attend in person or not, are urged to date, sign and return the enclosed proxy in the accompanying envelope, to which no postage need be affixed if mailed in the United States. Even though you sign and return the proxy, you may vote your shares in person by revoking the proxy at the meeting.



                                          BY ORDER OF THE BOARD OF DIRECTORS



                                                    Gene M. Hardy, Secretary




                                                            Monroe, Michigan
                                                               June 28, 1996
                              PROXY STATEMENT

    This Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of La-Z-Boy Chair Company to be used at the annual meeting of shareholders to be held on Monday, July 29, 1996 and at any adjournments thereof. The meeting will be held at the La-Z-Boy Chair Company Auditorium, 1314 North Telegraph Road, Monroe, Michigan. The Board of Directors knows of no business which will be presented to the meeting other than the matters referred to in the accompanying Notice of Annual Meeting. However, if any other matters are properly presented to the meeting, it is intended that the persons named in the proxy will vote upon the same and act in accordance with their judgment. Shares represented by properly executed proxies in the form accompanying this proxy statement will be voted at the meeting in the manner specified therein. If no instructions are specified in the proxy, the shares represented thereby will be voted FOR the election of the director nominees referred to in this Proxy Statement and FOR approval of amendment and restatement of the 1993 Performance Based Stock Plan as set forth in Exhibit A to this Proxy Statement, and FOR approval of amendment of the Company's Article of Incorporation as currently in effect (the "Current Articles") to change the name of the Company to "La Z-Boy Incorporated." A proxy may be revoked at any time insofar as it has not been exercised by executing and returning a later proxy or by giving notice to the Company in writing or in the open meeting. The Company's principal executive office is located at 1284 North Telegraph Road, Monroe, Michigan 48162.

    As of June 21, 1996, there were issued and outstanding 18,312,369 common shares, $1.00 par value, of the Company ("common shares") whici is the only class of Company equity securities outstanding. Each common share is entitled to one vote on each matter to be presented at the meeting. Only shareholders of record at the close of business on June 21, 1996 will be entitled to vote at the meeting.


                STOCK OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

    Under rules adopted by the Securities and Exchange Commission, a person is deemed to be the beneficial owner of the Company's common shares if he or she has or shares the right to vote the shares or if he has or shares the investment power over such shares. There may be, therefore, more than one beneficial owner with respect to any share or group of shares. A person may also be deemed to be the beneficial owner if he is the settlor of a trust with a right to revoke the trust and regain the shares or has the power to acquire shares by means of outstanding options or rights to convert other securities into common shares.

    The following information is furnished in compliance with these rules with respect to security ownership of each person known to the Company to beneficially own more than 5% of the Company's common shares as of June 21, 1996, based in each case on data provided by such person.


                                  TABLE I

    Name and Address               Amount and Nature of       Percent
   of Beneficial Owner             Beneficial Ownership      of Class
   -------------------             --------------------      --------
Edwin J. Shoemaker
    8 Sylvan Drive
    Monroe, Michigan  48162......      1,012,328(1)            5.539%

Monroe Bank & Trust
    Monroe, Michigan  48161......      5,054,332(2)           27.601%

_________
(1) All of these shares are held in a revocable trust established by Mr. Shoemaker who is deemed a beneficial owner of the shares due to his power to revoke the trust.

(2) The shares reported for Monroe Bankd & Trust are held in various revocable and irrevocable trusts of which Monroe Bank & Trust is the trustee or a co-trustee.


In such capacity, Monroe Bank & Trust has sole or shared and/or voting power and accordingly is deemed a beneficial owner of all of these shares. The reported shares include the shares reported above for Mr. Shoemaker, since Monroe Bank & Trust is the trustee of his trust.

            Stock Ownership of Directors and Executive Officers

    The following table sets forth information as to the common shares beneficially owned as of June 21, 1996 by each director and by each current or former executive officer of the Company, and by all directors and current executive officers as a group, based upon data provided by the named individuals and group members.


                                  TABLE II
                                           Amount and Nature of     Percent
    Name                                   Beneficial Ownership    Of Class
    ----                                   --------------------    --------
Edwin J. Shoemaker .....................     1,014,328 (1)           5.539%
Charles T. Knabusch ....................       769,157 (2)           4.184%
Lorne G. Stevens .......................        29,402 (3)            .161%
Frederick H. Jackson ...................       261,756 (4)           1.428%
Gene M. Hardy ..........................       180,356 (5)            .985%
Patrick H. Norton ......................        66,031 (6)            .360%
Warren W. Gruber .......................         3,400 (7)            .019%
David K. Hehl ..........................         7,799 (8)            .043%
John F. Weaver .........................       158,900 (9)            .868%
Rocque E. Lipford ......................         3,700 (10)           .020%
James W. Johnston ......................       322,050 (11)          1.759%
Charles W. Nocella .....................        37,565 (12)           .205%
All Directors and Executive Officers
  As A Group       ......................    2,406,953 (13)         13.144%


__________
      (1)  See footnote 1 to Table I.

      (2)  Includes 71,018 shares subject to options exercisable currently
or within 60 days of the date of this Proxy Statement.   Also includes
74,718 shares owned by Mr. Knabusch's wife individually or as a trustee for their children, as to which Mr. Knabusch disclaims beneficial ownership. In addition, includes 140,000 shares over which Mr. Knabusch has shared investment power as a member of the Investment Committee for the Company's Employees' Profit Sharing Plan (the "Profit Sharing Plan"), as to which shares he also disclaims beneficial ownership.

      (3) Includes 16,502 shares owned by Mr. Stevens' wife, as to which he disclaims beneficial ownership.

      (4) Includes 19,135 shares subject to options exercisable currently or within 60 days of the date of this Proxy Statement. Also includes 800 shares owned by Mr. Jackson's wife, as to which he disclaims beneficial ownership, and 140,000 shares over which Mr. Jackson has shared investment power as a member of the Investment Committee for the Profit Sharing Plan, as to which he also disclaims beneficial ownership.

      (5) Includes 6,175 shares subject to options exercisable currently or within 60 days of the date of this Proxy Statement. Also includes 15,037 shares owned by Mr. Hardy's wife, as to which he disclaims beneficial ownership, and 140,000 shares over which Mr. Hardy has shared investment power as a member of the Investment Committee for the Profit Sharing Plan, as to which he also disclaims beneficial ownership.

      (6) Includes 19,135 shares subject to options exercisable currently or within 60 days of this Proxy Statement. Also includes 7,730 shares owned by Mr. Norton's wife, as to which he disclaims beneficial ownership.

      (7) Includes 100 shares owned by Mr. Gruber's wife, as to which he disclaims beneficial ownership.

      (8) Includes 2,498 shares owned by Mr. Hehl's wife, as to which he disclaims beneficial ownership.

     (9) Includes 15,600 shares owned by Mr. Weaver's wife, as to which he disclaims beneficial ownership, and 140,000 shares over which Mr. Weaver has shared investment power as a member of the Investment Committee for the Profit Sharing Plan, as to which he also disclaims beneficial ownership.

    (10) Includes 800 shares owned by Mr. Lipford's wife, as to which he disclaims beneficial ownership.

    (11) Includes 53,285 shares owned by Mr. Johnston's wife, as to which he disclaims beneficial ownership.

    (12) Includes 14,540 shares subject to options exercisable currently or within 60 days of this Proxy Statement. Also includes 11,160 shares owned by Mr. Nocella's wife, as to which he disclaims beneficial ownership

    (13) See the preceding footnotes to this table concerning included shares. In addition, includes 5,425 other shares subject to options exercisable currently or within 60 days of this Proxy Statement. Shares reported above for more than one named individual are included only once.


                    COMPLIANCE WITH SECTION 16(A) OF THE
                      SECURITIES EXCHANGE ACT OF 1934

      Section 16(a) of the Exchange Act requires the Company's executive officers and directors, and persons who own more than 10% of the Company's Common Stock, to file reports of ownership and changes in ownership with the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. Executive officers, directors and greater than ten percent stockholders are required by SEC regulations to furnish the Company with all copies of
Section 16(a) forms they file. Based solely on its review of the copies of such forms received by it, or written representations from certain reporting persons that no Forms 5 were required for those persons, the Company believes that during the fiscal year ended April 27, 1996, all filing requirements were complied with in a timely fashion.


                     PROPOSAL 1:  ELECTION OF DIRECTORS

      The Company's Board of Directors is divided into three classes, one consisting of three directors and two consisting of four directors. Directors serve for three-year, staggered terms, such that the terms of office of directors comprising one of the classes expires each year. This year, four directors are to be elected, to serve until the Company's annual meeting of shareholders in 1999 or until their successors are elected and qualified.

      Pursuant to applicable Michigan corporate law, assuming the presence of a quorum, directors will be elected at the meeting from among those persons duly nominated for such positions by a plurality of votes cast by holders of the common shares who are present in person, or represented by proxy, and entitled to vote at the meeting. Thus, for this year, those nominees who receive the highest through fourth-highest numbers of votes for their election as directors will be elected, regardless of the number of votes which for any reason, including abstention, withholding of authority, or broker non-vote, are not cast for the election of such nominees.

      The Board's nominees for election as directors are the four current directors whose terms are scheduled to expire at the 1996 annual meeting.
In the absence of other instruction, the persons named in the accompanying form of proxy intend to vote in favor of these four nominees (or, if any such nominee should become unable or unwilling to serve, which is not presently anticipated, for such substitute nominee as is designated by the Board). The tables which follow provide background information concerning each of the Board's nominees and each other director of the Company whose term of office will continue beyond the 1996 annual meeting, and each current executive officer who is not also a director.


       NOMINEES FOR DIRECTOR FOR THREE YEAR TERM EXPIRING JULY, 1999


                          Director            Business Experience
    Name            Age     Since           and Other Directorships
    ----            ---   --------          -----------------------

Charles T. Knabusch 56      1970      Mr. Knabusch has been Chairman of the
                                      Board and President of the Company for
                                      more than five years.
John F. Weaver      79      1971      Mr. Weaver has been Executive Vice
                                      President and a Director of Monroe
                                      Bank & Trust for more than five years.
Warren W. Gruber    75      1981      Mr. Gruber has been General Partner of
                                      Grubers Investment Company since 1984
                                      and previously was President and Chief
                                      Operating Officer and a Director of
                                      Gruber Valu-World for more than five
                                      years.
James W. Johnston(1)57      1991      Mr. Johnston has been a self-employed
                                      financial and business consultant and
                                      private investor for more than five
                                      years.  He was appointed a Director in
                                      January 1991.


            MEMBERS OF BOARD OF DIRECTORS CONTINUING IN OFFICE

                          Director              Business Experience
      Name           Age   Since              and Other Directorships
      ----           ---  --------            -----------------------
Lorne G. Stevens      68    1972      On April 30, 1988, Mr. Stevens retired
                                      from the Company as Vice President of
                                      Manufacturing, a position he held for
                                      more than five years.
Patrick H. Norton     74    1981      Mr. Norton has been Senior Vice
                                      President, Sales and Marketing for
                                      more than five years.
Frederick H. Jackson  68    1971      Mr. Jackson has been Vice President
                                      Finance for more than five years.
Edwin J. Shoemaker(1) 89    1941      Mr. Shoemaker has been Vice Chairman
                                      of the Board and Executive Vice
                                      President of Engineering for more than
                                      five years.
Gene M. Hardy         59    1982      Mr. Hardy has been Secretary and
                                      Treasurer of the Company for more than
                                      five years.
David K. Hehl         49    1977      Mr. Hehl has been a member in the
                                      public accounting firm of Cooley Hehl
                                      Wohlgamuth & Carlton P.L.L.C. since
                                      January 1995 and previously was a
                                      partner of Cooley Hehl Wohlgamuth &
                                      Carlton for more than five years.
Rocque E. Lipford     57    1979      Mr. Lipford has been a senior member
                                      in the law firm of Miller, Canfield,
                                      Paddock and Stone, P.L.C., since
                                      January 1994 and previously was a
                                      partner of Miller, Canfield, Paddock
                                      and Stone for more than five years.


                          NON-DIRECTOR EXECUTIVE OFFICERS

       Name          Age                      Business Experience
       ----          ---                      -------------------
Gerald L. Kiser      49             Mr. Kiser was elected Vice President -
                                    Operations on May 6, 1996.  Prior to his
                                    election as Vice President - Operations,
                                    Mr. Kiser held the position of Vice
                                    President of Engineering and Development
                                    for one year and senior Vice President
                                    of Operations of Kincaid Furniture
                                    Company for more than five years.
Douglas R. Jordan    56             Mr. Jordan joined the Company on May 1,
                                    1996 as Vice President Organization
                                    Development and Planning.  He formerly
                                    was a management consultant for the
                                    Company and President of Management
                                    Resource Center.(2)


(1) Mr. James W. Johnston is the son-in-law of Mr. Edwin J. Shoemaker.

(2) As indicated below under "Report of the Compensation Committee on Executive Compensation," Management Resource Center, is the compensation consulting firm which for several years, including fiscal 1996, has been retained by the Company to assist the Compensation Committee in its deliberations concerning executive compensation. That firm also rendered certain other consulting services to the Company in fiscal 1996. Until his resignation from Management Resource Center to join the Company, Mr. Jordan personally participated in rendering such services in his capacity as President with that firm. Mr. Jordan also was a 50% owner of that firm throughout fiscal 1996. Since joining the Company, his former equity interest in the firm has been purchased for cash by its other owners.



                     BOARD OF DIRECTORS AND COMMITTEES

    Edwin J. Shoemaker and Charles T. Knabusch may be deemed to be persons who are in control of the Company.

    During the Company's fiscal year ending April 27, 1996, the Board of Directors held ten meetings. Each director attended at least 90% of the total number of meetings of the Board and of all committees on which he served. All directors are in regular touch with the Company's affairs. Employee directors receive a fee of $250 for each meeting of the Board of Directors attended. Non-employee directors receive an annual retainer of $12,000 and a fee of $400 for each Board meeting and for each committee meeting attended.

    In addition, each non-employee director receives an initial grant of 30 day options on 1,500 common shares of Restricted Stock upon first election to the Board and while he or she is still a director, a subsequent annual grant at the beginning of each fiscal year of 30-day options on 200 common shares of Restricted Stock. Such grants are made pursuant to the La-Z-Boy Chair Company Restricted Stock Plan for Non-Employee Directors approved by the shareholders effective September 1, 1989. The Plan contemplates a present sale of the optioned shares at 25% of market value, but provides restrictions on the transfer or other disposition of the shares by the non employee director during the restricted time, which expires upon the earliest to occur of the following events: death or disability, retirement from the Board, change of control, or termination of the participant's service as a director with the consent of a majority of the Company's employee members of the Board, all as defined in the Plan.

    The Board of Directors has an Audit Committee and a Compensation
Committee.

    The Audit Committee, which held two meetings during the fiscal year, currently consists of Mr. Hehl, Chairman, and Messrs. Weaver, Gruber, Stevens and Lipford, all of whom are non- employee Directors. The functions of the Audit Committee are to recommend to the Board of Directors the firm of independent accountants to serve the Company each fiscal year, to review the scope, fees and results of the audit by independent accountants and to review the adequacy of the Company's system of internal accounting controls and the scope and results of internal auditing procedures.

    The Compensation Committee, which held five meetings during the fiscal year, currently consists of Mr. Weaver, Chairman, and Messrs. Hehl, Gruber and Lipford, all non-employee directors. The functions of the Compensation Committee include recommending to the Board of Directors remuneration of the officers of the Company, recommending to the Board of Directors remuneration of the members of the Board and of the Board Committees, and the administration of the Company's executive incentive compensation and stock option plans.

    The Board of Directors has no nominating committee. Nominations for Director are considered by the entire Board.


                           EXECUTIVE COMPENSATION

      The following table sets forth summary information for the Company's
1996 fiscal year and the preceding two fiscal years with respect to the compensation paid to or earned by the Chief Executive Officer and each of the Company's other current or former executive officers (the "named executives") who served as such during fiscal 1996 and whose total salary and bonus for that year exceeded $100,000.00.

                          SUMMARY COMPENSATION TABLE
                                                                                Long-Term
                          Annual Compensation                                       Compensation
                                                              Awards   Payouts
                                                            Incentive  Long-Term
                                                             Stock   Incentive
                                               Other Annual  Option    Plan      All Other
Name and Principal          Salary(1)Bonus(2) Compensation  Grants  Payouts(3) Compensation(4)
      Position         Year      $       $        $           #       $             $
Charles T. Knabusch    1996  435,000  150,082                22,255  398,119    88,582
Chairman of the Board  1995  398,656  163,921    0           20,232  343,375    75,142
President and Chief    1994  386,625  264,046    0           22,500     0       70,913
Executive Officer

Edwin J. Shoemaker     1996  133,734   33,557
Vice Chairman and      1995  131,340   38,721    0              0       0       23,426
Executive Vice President1994 127,345   62,373    0              0       0       17,347
of Engineering

Frederick H. Jackson   1996  267,120   75,404                 9,500  170,213    55,017
Vice President Finance 1995  245,573   82,259    0            8,640  148,625    46,836
and Chief Financial    1994  238,250  132,503    0            9,600     0       44,147
Officer

Patrick H. Norton      1996  267,120   75,404                 9,500  170,213    54,947
Senior Vice President  1995  245,573   82,259    0            8,640  148,625    46,819
Sales & Marketing      1994  238,250  132,503    0            9,600        0    44,504

Charles W. Nocella     1996  185,004   57,244                 4,550   81,281    40,733
Former Vice President of1995 154,140   52,216    0            4,140   71,750    30,244
Manufacturing          1994  149,650   84,111    0            4,600     0       28,566
(Retired April 26, 1996)

__________

(1) Includes, where applicable, amounts electively deferred by a named executive under the Company's Matched Retirement Savings Plan, which is a so-called "401(k)" plan, and directors' fees paid to the named executives, where applicable, for attendance at La-Z-Boy Chair Company Board of Directors' meetings.
(2) Allocated to named executives for the applicable fiscal year under the Company's Executive Incentive Compensation Plan.
(3) Amounts reported for fiscal 1996 and fiscal 1995 represents the aggregate closing market price on date of grant of shares of common stock awarded to the named executive under the Company's 1993 Performance Based Stock Plan in light of performance goals achieved for the three-year Performance Period ended April 27, 1996 and April 29, 1995, respectively.
(4) The amounts in this column include amounts allocated for the named executives to the Supplemental Executive Retirement Plan (SERP), earnings credited under the SERP, and Company matching contributions in the form of Company stock to the Matched Retirement Savings Plan. Set forth below is a breakdown of the totals contained in the Table for fiscal 1996:



               Amounts allocated to the Supplemental Executive
               Retirement Plan of the Company were as follows:

                                              1996
                                             ------
                    Charles T. Knabusch     $65,250
                    Edwin J. Shoemaker       20,060
                    Frederick H. Jackson     40,068
                    Patrick H. Norton        40,068
                    Charles W. Nocella       30,418



               Earnings credited on supplemental retirement balances under the Company's Supplemental Executive Retirement Plan were as follows:

                                               1996
                                              ------
                    Charles T. Knabusch      $21,978
                    Edwin J. Shoemaker         6,468
                    Frederick H. Jackson      13,552
                    Patrick H. Norton         13,482
                    Charles W. Nocella         8,512


               Contributions under the Company's Matched
               Retirement Savings Plan were as follows:

                                            1996
                                           ------
                     Charles T. Knabusch   $1,354
                     Edwin J. Shoemaker      -0-
                     Frederick H. Jackson   1,397
                     Patrick H. Norton      1,397
                     Charles W. Nocella     1,803


        The following table shows all stock options granted to each of the named executive officers of the Company during fiscal year 1996 and the potential realizable value of the grants assuming stock price appreciation rates of 5% and 10% over the five-year term of the options.

                   OPTION GRANTS IN LAST FISCAL YEAR
                            Individual Grants(1)                  Potential Realizable Value at
                      ------------------------------------      Assumed Annual Rates of Stock Price
                                                                Appreciation for Option Terms ($)(2)
                                                              --------------------------------------

                           % of Total                            5% Per Year        10% Per Year
                             Options                          -----------------  -------------------
                   Options   Granted   Exercise or             Price   Aggregate  Price    Aggregate
                   Granted To Employees Base Price Expiration Per Share  Value   Per Share  Value
       Name          (#)  In Fiscal Year ($/SH)    Date       ($/SH)      ($)    ($/SH)     ($)
- - - ------------------  ------  -----------  -------   ---------  -------  -------   -------  ----------
Charles T. Knabusch 22,255    15.48      33.55     10/08/00  42.8192   952,941   54.0326 1,202,496

Edwin J. Shoemaker  -0-        -0-        -0-       N/A        -0-     -0-         -0-      -0-

Frederick H. Jackson  9,500    6.61      30.50     10/08/00  38.9266   369,803   49.1206   466,646

Patrick H. Norton   9,500      6.61      30.50     10/08/00  38.9266   369,803   49.1206   466,646

Charles W. Nocella  4,550      3.16      30.50     10/08/00  38.9266   177,116   49.1206   223,499

All Optionees     143,785    100.00      30.9721   10/08/00  39.5291 5,683,692   49.8809 7,172,125

_________
(1) All of the above options were granted pursuant to the terms of the Company's 1986 Incentive Stock Option Plan as approved by the shareholders of the Company in 1986 and in effect as of the date of the grant. One-fourth of the shares purchasable under each option normally becomes exercisable beginning in the second, third, fourth and fifth years after the date of the grant. However, under the terms of the agreements described under "Certain Agreements" below, then outstanding options would be accelerated upon the occurrence of a change in control. Options once exercisable generally remain exercisable until the expiration of the fifth year after the date of grant. In the event of the optionee's death or retirement, the right to exercise the option will exist for a period of one year following the date of such event for the full amount of shares remaining unexercised. The optionee's right to exercise an option immediately terminates in the event the optionee's employment terminates for any reason other than death or retirement.
    The per share exercise price at which the options were granted was 100% of the fair market value of the Company's Common Stock on the date the options were granted, except that in the case of options granted to Mr. Knabusch, such price was 110% of fair market value on the grant date.

(2) The 5% and 10% rates of appreciation are required to be disclosed by the Securities and Exchange Commission ("SEC") and are not intended to forecast possible future actual appreciation, if any, in the Company's stock prices. It is important to note that options have potential value for the named executive only if the Company's stock price advances beyond the exercise price shown in the table during the effective five year option period.

    The following table provides information as to stock options exercised by each of the named executives in fiscal year 1996 and the value of the remaining options held by each such executive officer at the Company's year end, April 27, 1996:


                               AGGREGATED OPTION EXERCISES IN LAST FISCAL YEAR
                                       AND FISCAL YEAR-END OPTION VALUES

                                                                        Value of Unexercised
                                          Number of Unexercised         In-The-Money Options
                                        Options at Fiscal Year-End      At Fiscal Year-End (2)
                                        -------------------------   ---------------------------
                     Shares
                    Acquired   Value
                  On Exercise Realized   Exercisable Unexercisable  Exercisable Unexercisable
   Name                #       $(1)            #          #             $            $
- - - ------------------  -------  --------     --------     --------      ---------    ----------
Charles T. Knabusch  25,700   339,561       71,018      54,779        411,441      44,269

Edwin J. Shoemaker     -0-       -0-          -0-        -0-            -0-          -0-

Frederick H. Jackson  1,475    19,544       19,135      23,405        118,641      44,634

Patrick H. Norton     1,475    19,544       19,135      23,405        118,641      44,634

Charles W. Nocella    4,475    46,578       14,540       -0-           25,706        -0-


__________
(1) Based on the closing market price of the Company's common shares on the date of exercise, minus the exercise price. An individual, upon exercise of an option, does not receive cash equal to the amount contained in the Value Realized column of this table. No cash is realized until the shares received upon exercise of an option are sold.

(2) Based on the closing market price of the Company's Common Stock at fiscal 1996 year end ($30.125), minus the exercise price.



               LONG-TERM INCENTIVE COMPENSATION TARGET AWARDS


      Under the Company's 1993 Performance-Based Stock Plan, as currently in effect (the "Performance Plan"), prior to or early in each fiscal year employees selected by the Compensation Committee of the Board of Directors may be granted contingent awards ("Target Awards") the potential payments on which ("Performance Awards") are linked to achievement by the end of a three-year cycle consisting of that and the next two Company fiscal years (a "Performance Cycle") of performance goals established by the Compensation Committee when the Target Awards are granted. All Performance Awards under this plan are structured as options to purchase or outright grants of Company common shares. For each recipient of a Target Award for a given Performance Cycle, his maximum Performance Award potential, which is awarded after the end of the cycle if all of performance goals are achieved, is a grant of shares equal to four times the base number of shares established by the Compensation Committee with respect to that Target Award; the minimum potential Performance Award, for achievement of only one performance goal during the cycle, is a 30-day option to purchase the base number of shares at 50% of their fair market value at date of grant of the Target Award.

      Early in fiscal 1996, the Compensation Committee granted Target Awards to certain employees including named executives for the Performance Cycle ending April 25, 1998 (the "1998 cycle"). As has been the case since its first grant of Target Awards under thePerformance Plan, for the 1998 cycle the Committee established four uniform financial goals for all Target Award recipients, each relating to the operating performance of the Company and its subsidiaries for that cycle. One of these goals relates to sales growth, the second to earnings before income taxes, the third to operating profit margins growth, and the fourth to return on total capital. In addition, as permitted by the Performance Plan, the Committee set an additional, individualized goal for each Target Award recipient, the achievement ofwhich is a precondition to receipt of any Performance Award for the 1998 cycle by the Target Award recipient, regardless of the extent to which the other goals are achieved.

    The table which follows provides information concerning the Target Awards so granted to, the named executives.


           LONG TERM INCENTIVE PLAN - AWARDS IN LAST FISCAL YEAR

                   Number of   Performance
                  Performance Period Until
                   Shares (1)   Maturation   Threshold  Target   Maximum
       Name            #        Or Payout       #(2)     #(3)     #(4)
       ----       ----------- -------------  ---------  -------  --------
Charles T. Knabusch   3,090         (5)        3,090     6,180    12,360

Edwin J. Shoemaker     -0-          -0-         -0-       -0-       -0-

Frederick H. Jackson  1,325         (5)        1,325     2,650     5,300

Patrick H. Norton     1,325         (5)        1,325     2,650     5,300

Charles W. Nocella      633         (5)          633     1,265     2,530
____________

(1) Numbers reported are the base numbers of shares subject to Target Awards granted.

(2) Numbers reported are the numbers of shares which would become subject to 30-day option if only one performance goal is achieved. The per share exercise price for any such option would be 50% of the "Fair Market Value" (as defined in the Performance Plan) of a common share at date of grant of the Target Awards.

(3) Numbers reported are the numbers of shares which would become subject to 30-day option if two performance goals are achieved. The per share exercise price for each such option would be 25% of Fair Market Value of a common share on date of grant of the Target Awards. For achievement of three performance goals, an outright grant of 150% of the same number of shares would be made. Under the terms of the Performance Plan, if a Target Award grantee's employment terminates due to death, or if termination is due to disability (as therein defined) or retirement with the consent of the Company and the terminated employee subsequently dies before the end of the Performance Cycle, his or her estate administrator may elect to receive a Performance Award prior to the end of the cycle. If the election is made, the estate would receive either a 30-day option on the number of shares shown in this column, as if two Performance Goals had been met, or an outright grant of that number of shares, depending upon whether employment termination occurred during the first or second half of the Performance Cycle. Termination of the grantee's employment due to death, disability, or consensual retirement otherwise has no effect on any outstanding Target Awards of the grantee, but termination for any other reason automatically cancels such awards.

(4) Numbers reported are the numbers of shares which would be awarded, in the form of an outright grant, if all performance goals are achieved. Under the terms of the Performance Plan, the holder of a Target Award also will be deemed automatically to have earned and been granted the same Performance Award if a person or group becomes an Acquiring Person
(as defined in the Performance Plan) or certain changes in the composition of the Board of Directors occurs while the Target Award is outstanding.
The same effect upon then- outstanding Target Awards also will result, if, while there is an Acquiring Person, any of certain other significant transactions involving the Company should occur, unless the transaction has been approved by a majority of Directors who were Board members before the Acquiring Person became such.

(5) The performance period (Performance Cycle) until maturation or payout is three fiscal years ending April 25, 1998.


                             CERTAIN AGREEMENTS

    The Company recognizes that establishing and maintaining a strong management team are essential to protecting and enhancing the interests of the Company and its shareholders. In order to assure management stability and the continuity of key management personnel, the Company has entered into change in control agreements with certain key employees including, among others, all current executive officers except Mr. Jordan and Mr. Kiser. Mr. Nocella also had such an agreement until his retirement at the end of fiscal 1996. The employees eligible for change in control agreements are those selected by the Compensation Committee. These agreements, which were unanimously approved by the Board of Directors, provided that if a covered employee is terminated, other than for cause, disability, death or retirement, within three years after a change in control of the Company, that employee shall be entitled to receive a lump sum severance payment equal to three times the sum of (i) his annualized salary and (ii) an amount equal to the average bonus paid to the employee in the previous three years, as well as certain other payments and benefits, including continuation of employee welfare benefit payments, and reimbursement of certain legal fees and expenses incurred by such employee in connection with enforcing such agreement following a change in control. In consideration of the foregoing, each of such persons agrees to remain in the employ of the Company during the pendency of any proposal for a change in control of the Company. The agreements expire December 31, 1996 and are automatically renewed for additional one-year periods unless either party gives 90 days' notice that it does not wish to extend the agreement. In the event of a change in control, the agreements are automatically extended for 36 months.


                          PERFORMANCE COMPARISON

    The following graph provides an indicator of the return for the Company's last five fiscal years that would have been realized (assuming reinvestment of dividends) by an investor who invested $100 on April 26, 1991 in each of (i) the New York Stock Exchange Index, (ii) a Peer Group of publicly traded furniture industry companies, and (iii) the Company's Common Stock.


                          La-Z-Boy Chair Company
                Comparison of Total Return to Shareholders
                  April 26, 1991 through April 26, 1996

                         1991  1992    1993   1994    1995    1996
                         ----  ----    ----   ----    ----    ----
La-Z-Boy Chair Company   100  113.43  138.65 169.23  139.60  159.77
Peer Group               100  128.61  153.40 154.97  139.97  161.93
New York Stock
 Exchange Index          100  112.66  124.75 133.80  149.74  193.43


Peer Group Index
    The Peer Group consists of seven public companies operating primarily in the residential segment of the furniture industry and two other larger public companies which operate in that business segment as well as in other business segments. The returns of each company have been weighted according to their respective stock market capitalization for purposes of arriving at a peer group average: RESIDENTIAL - Bassett Furniture, Bush Industries, DMI Furniture, Flexsteel Industries, LADD Furniture, Pulaski Furniture, and Rowe Furniture; OTHERS - MASCO Corporation and Leggett & Platt.

        REPORT OF THE COMPENSATION COMMITTEE ON EXECUTIVE COMPENSATION

    The compensation of the Chief Executive Officer and other four highest paid executive officers, as well as the other senior executives at La-Z-Boy and all subsidiaries, was determined by the Compensation Committee of the Board of Directors. The Committee presents the following report on compensation for the Company's executive officers for fiscal 1996. Actual awards for fiscal year 1996 for the named executives are shown in the Summary Compensation Table preceding this report.

Compensation Philosophy
- - - -----------------------
    The Company's executive compensation programs are premised on the belief that the interests of executives should be closely aligned with those of the Company's stockholders. Based on this philosophy, the Committee believes that a substantial portion of the aggregate potential compensation of executive officers should be directly and materially linked to the Company's operating performance. Consequently, a significant portion of each executive's total compensation is placed at risk and linked to the accomplishment of specific results which will benefit the Company's stockholders in both the short and long-term. Since the achievement of performance objectives over time is a primary determinant of share price, executive compensation is weighted heavily on the basis of performance and achievement of these goals. Under this performance orientation:

    - Executives are motivated to improve the overall performance and profitability of the Company by rewarding them when specific, measurable results have been achieved.

    - Accountability is further encouraged by incentive awards on the basis of executives' performance and contribution against defined short and long-term goals.

    - In years when corporate performance has been superior, executives will be well compensated, which will permit the Company to attract and retain the talent needed to lead and grow its business; conversely, in years of below average performance, compensation declines below competitive benchmarks.

    - The compensation strategy will support business goals and direction and specifically link executive and shareholder interests through equity-based plans linked to the Company's common shares.

    - The Company's compensation policy will maximize growth-driven financial performance, balancing appropriately the short and long term goals of the Company.

Compensation Plan Generally
- - - ---------------------------
    In carrying out its duties, the Committee regularly reviews the executive compensation programs of the Peer Group identified under "Performance Comparison" and of various manufacturing companies of similar size whose executives have similar responsibilities and operations. In fiscal 1996, this review included an analysis by a compensation consultant retained by the Committee to assure itself that the Company's total compensation program is properly integrated with both the Company's annual and longer term objectives and is competitive with compensation programs of other companies with which the Company must directly compete for executive talent.

    The chief components of the Company's executive compensation program are salary, annual cash incentive bonuses, and long-term incentives utilizing stock-based awards. As it has done in prior years, in making its compensation decisions for 1996, the Compensation Committee considered these components as a whole and sought to balance the total compensation package between the more stable salary portion and the "at risk" incentive portions so that a substantial percentage of the total potential compensation of each executive, and particularly that of the CEO, would be dependent on the achievement of Company long and short-term strategic goals and increases in value of the Common Stock. Information concerning other factors bearing on the Committee's 1996 executive compensation decisions relating to particular components is provided below. Except as otherwise indicated in this report, the 1996 salary, short-term incentive bonus, and long-term incentive awards to Mr. Knabusch were determined by the Committee based on the same policies and after consideration of the same factors as were applied by the Committee with respect to the other executive officers of the Company.


Salary
- - - ------
    Consistent with past practice, in considering adjustments to the salaries of executive officers for 1996, the Committee reviewed with the compensation consultant retained to advise it the results of various surveys of salaries being paid to executives at other companies (including, where available, Peer Group companies and other companies considered potential competitors for the services of Company executives) and a report prepared by the consultant assigning a range of salaries for each executive, based on the survey data and his position with the Company. The Committee then considered whether the performance of each executive considered in the context of Company financial results, any changes in the scope of any executive's responsibilities, or any other special factors concerning any executive were such as might call for a departure from the Committee's general practice in recent years, which has been to establish executive salaries at approximately 90% of the midpoint of the salary range for their respective positions as reported for the year by the compensation consultant.

    Based on the foregoing considerations, the Compensation Committee determined uniformly to follow its prior practice for 1996 and, accordingly, adjusted the salary of each executive, including Mr. Knabusch, to approximately 90% of the midpoint for his position as reflected in the compensation consultant's 1996 report to the Committee. The salary amounts so established for Mr. Knabusch and the other executives named in the Summary Compensation Table preceding this report are provided in that table.


Short-Term Incentive Awards
- - - ---------------------------
    Annually, the Compensation Committee establishes short-term performance criteria for the management incentive plan. Performance criteria include such areas as growth in revenue and improved earnings.
The specific focus and weighing of the criteria is based on the Committee's assessment of the key short-term priorities of the corporation. The performance criteria are established at the start of the fiscal year or as shortly thereafter as possible. The target and maximum award opportunity for each executive is based on competitive data provided by the compensation consultant. The award paid is based on actual results compared to the established performance targets. For Fiscal 1996, the maximum award opportunity available for each executive named in the Summary Compensation Table was 77% of his salary for the CEO, 63% of his salary for Messrs. Jackson, Norton and Nocella and 56% of his salary for Mr. Kiser.
The performance criteria for fiscal 1996 were improvement in sales revenue and pretax income. One-third of the award was based on sales revenue and two-thirds was based on pretax income. This weighing is the result of the Board's continuing emphasis on improving earnings. For fiscal 1996, the Company's consolidated sales revenue increased 11% over fiscal 1995, and the Company's pretax income for fiscal 1996 increased 7% over fiscal 1995.
Based on the sliding scale of performance goals established prior to the start of the fiscal year, the Company's financial performance resulted in the bonus payments as set forth in the Summary Compensation Table. The annual incentive awards paid to the CEO and the other executives named in the table were based exclusively on the overall corporate performance using the system described above.




Long-Term Incentives
- - - --------------------
    The Company and the Compensation Committee have long recognized the importance of linking executive compensation and value created for shareholders. Consequently, stock-based awards are an important component of executive compensation and one which particularly links executive compensation to the maximization of shareholder values. For fiscal 1996, stock- based awards were potentially available to executive officers and other management personnel under the Performance Plan approved by the shareholders in 1993, as well as under the Company's previously established and approved employee stock option and restricted stock plans. However, consistent with a policy previously adopted by the Committee after the Performance Plan was approved, the Compensation Committee determined not to make any 1996 grants of restricted stock to any executive officers or other employees eligible to receive Target Awards under that plan.

    When considering the grant of 1996 incentive stock options to executive officers, the Compensation Committee primarily was concerned with achieving an appropriate balance between such stock-based awards, and the salary and short-term incentive compensation components of executive compensation under consideration for the year. Toward that end, the Committee relied on survey data provided by the compensation consultant concerning the practices in this area followed by other companies (including Peer Group companies and other potential competitors for executives) and the consultant's recommendations for achieving comparable allocation results, which were based on that data and the consultant's analyses and estimates of the present and potential future value of the Company's stock-based awards. The Committee also considered the compensation opportunity that had been afforded executives early in the fiscal year through the grant of Target Awards under the Performance Plan for the Performance Cycle ending in 1998 and the availability of the Performance Plan for subsequent grants of Target Awards to executives. Based on the factors described above, the Committee determined to grant options on 22,255 shares to the CEO at an exercise price equal to 110% of market value at date of grant and options at a market value exercise price to certain other named executives, all as more fully described in the option grant table preceding this report.

    The Performance Awards under the Performance Plan reported as 1996 long-term incentive plan payouts in the Summary Compensation Table were awarded to the named executives after the close of fiscal 1996 for the three-year Performance Cycle then ended (the "1996 cycle"). As discussed above under "Long-Term Incentive Compensation under the La-Z-Boy Chair Company 1993 Stock-Based Performance Plan," the Compensation Committee previously had established four uniform performance goals for each of the Target Awards relating to that cycle, and all four of those goals were achieved. Accordingly, pursuant to the terms of the Performance Plan, each recipient of a Target Award for that cycle received from the Compensation Committee a grant of shares of Common Stock equal to four times the base number of shares reflected in his Target Award for the 1996 cycle. The numbers of shares so granted to executives named in the Summary Compensation Table were as follows: Mr. Knabusch, 12,490 shares; Mr. Shoemaker, 0 shares; Mr. Jackson, 5,340 shares; Mr. Norton, 5,340 shares; Mr. Nocella, 2,550 shares.


                                                 The Compensation Committee

                                                   John F. Weaver, Chairman
                                                   David K. Hehl
                                                   Rocque E. Lipford
                                                   Warren W. Gruber



          COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

    The above named non-employee directors constitute the Compensation Committee of the Company's Board of Directors and served in that capacity for the entire 1996 fiscal year. No other persons served on the Compensation Committee during that fiscal year.

    John F. Weaver is an Executive Vice President of Monroe Bank & Trust. Charles T. Knabusch, Chairman of the Board, President and CEO of the Company is a member of the Board of Directors of Monroe Bank & Trust and serves as a member of the Personnel Committee of the Bank.

    The law firm of Miller, Canfield, Paddock and Stone, P.L.C., of which Rocque E. Lipford is a Senior Member, provides legal services to the Company and has done so for the past 16 years.

               PROPOSAL 2:  APPROVAL OF AMENDMENT AND RESTATEMENT
                    OF 1993 PERFORMANCE-BASED STOCK PLAN

Background
- - - ----------

    As noted earlier in this Proxy Statement (see, for example, "Long-Term Incentive Compensation Target Awards"), at the 1993 annual meeting of the Company's shareholders, the shareholders approved a long-term incentive compensation plan for executive officers and other key employees known as the 1993 Performance-Based Stock Plan. By virtue of such approval, the previously contingent grants of Target Awards under the plan for the Performance Cycle ended on April 29, 1995 also became effective at that time.

    Later in 1993, the U.S. Congress enacted a new Section 162(m) of the Internal Revenue Code, which, subject to certain exclusions (including an exclusion for certain performance- based compensation), imposes a $1 million-per-executive cap on the amount a public company (such as the Company) may deduct as compensation expense for Federal income tax purposes on account of compensation paid in any tax year beginning after 1993 to executives named in its Summary Compensation Table for that year. Final regulations concerning the requirements for a performance-based exclusion from this $1 million deduction cap subsequently were not adopted until December 1995. Currently, the Performance Plan already satisfies many of the requirements applicable to performance-based compensation eligible for exclusion from Section 162(m)'s deduction limit, but the plan does not satisfy all relevant requirements under the finalized regulations.

    Primarily in light of those regulations, on May 30 of this year, the Board of Directors took action to adopt an amendment and restatement of the Performance Plan (the "Amended Plan"), subject to shareholder approval at the upcoming annual meeting. For the same reason, Target Award grants for the Performance Cycle ending April 24, 1999 (the "1999 cycle") also have been made contingent upon shareholder approval of the Amended Plan at the annual meeting.

    The full text of the Amended Plan is provided in Exhibit A to this Proxy Statement. The discussion which follows summarizes the significant differences between the current Performance Plan and the Amended Plan, provides information concerning the Target Awards that have been granted for the 1999 cycle, and also provides information concerning other matters, relevant to the proposal to approve the Amended Plan (and thereby, effectively, those Target Awards). The summary information concerning the Amended Plan provided below should be read in conjunction with Exhibit A, which shareholders are advised to review in its entirety in connection with their deliberations upon this proposal.

Material Plan Amendments in the Amended Plan
- - - --------------------------------------------

    Administration. The Board committee charged with administering the 1993 Performance- Based Stock Plan (the "Plan Committee") currently is defined in the Performance Plan as the Compensation Committee (or such successor Board committee as the Board of Directors may designate from time to time), all the members of which at any given time must satisfy "disinterested" administration requirements of Securities and Exchange Commission Rule 16b-3 as then in effect and applicable to transactions in Company common shares ("Rule 16b-3). Comparable provisions are continued in the applicable definition under the Amended Plan. However, because the
Section 162(m) regulations also impose requirements concerning the composition of the committee administering a qualified performance-based plan, which in some respects are more restrictive than those under Rule 16b 3, the definition in the Amended Plan has been expanded to require compliance with those Section 162(m) regulations, as well, and to expressly authorize a subcommittee of the Compensation Committee (or a successor committee) to serve as the Plan Committee whenever necessary to satisfy those regulations.

    Performance Goals. For all Target Award grants for any Performance Cycle that heretofore have been made by the Compensation Committee, the committee has established four uniform and objectively determinable Performance Goals relating to the following areas of Company performance over the relevant cycle: sales growth, earnings before income taxes, operating profit margin growth, and total return on capital. However, the Performance Plan does not require that Performance Goals established for any Performance Cycle relate to those or any other particular performance areas, nor require that any Performance Goal established necessarily be determinable without the application of subjective judgment. Instead, such matters currently are left entirely to the discretion of the Plan Committee.

    In order to conform with requirements of the Section 162(m) regulations ,the comparable provisions of the Amended Plan have been changed to reduce the Plan Committee's discretion by requiring that each Performance Goal used for a Target Award be objectively determinable and relate to one of the areas of Company performance identified above or one of the following other areas of Company performance: earnings per share; sales or other revenue growth; operating income; operating cash flow improvement; net income, before or after taxes; operating profit margin growth; return on total capital, equity, revenues, or assets; or EVA (net operating profit after tax less a charge for use of capital). As permitted by the Section 162(m) regulations, the Plan Committee will continue to have discretion under the Amended Plan to impose additional preconditions to receipt of any Performance Award for a given cycle, including preconditions the satisfaction of which may require subjective determinations by the committee. However, except as provided in Section 7.1 or Section 7.2 of the Amended Plan (the substance of which sections are not changed from those in the current Performance Plan), in no event may the holder of any Target Award receive any Performance Award unless and until it subsequently has been determined by the Plan Committee in accordance with the other provisions of the Amended Plan that at least one of the Performance Goals related to his or her Target Award actually has been achieved or receive a Performance Award more favorable to the holder than the Performance Award set for achievement of the number of Performance Goals actually achieved.

    Performance Goal Adjustments. Currently, under the Performance Plan, at any time prior to the Plan Committee's final determination concerning whether Performance Goals for a given Performance Cycle actually have been achieved, the Plan Committee has discretionary authority to adjust any or all of the preestablished goals in such manner as it deems appropriate, in light of any facts, circumstances, or developments determined by the committee to bear significantly upon such goals and that have arisen or occurred after the preestablished goals were set or that were unknown to the committee at that time. Due to the Section 162(m) regulations, these provisions of the Performance Plan have been modified in the Amended Plan to more narrowly circumscribes the Plan Committee's discretion in this area. Under the relevant Amended Plan provisions, the Plan Committee continues to have discretion to specify types or categories of unusual, nonrecurring, or other items or events to be excluded or otherwise not taken into account when actual Company results relating to a Performance Goal for a given Target Award are determined, but it may exercise that discretion only in connection with the establishment of the Performance Goal; thereafter, only objectively determinable adjustments for the items or events so specified would be permissible.

Payment Methods for Exercised Options. Subject to such limitations as the Plan Committee may impose, the Performance Plan currently permits the holder of a Performance Award granted in the form of an option on common shares to pay the exercise price of the option (which is due at the time of exercise) in cash, by check, or by transferring to the Company common shares then owned by the holder. The Amended Plan adds an additional payment method for option exercises: directing the Company to retain some of the shares otherwise issuable upon exercise of the option. This payment method is comparable to the provision already in the Performance Plan (and carried over in the amended Plan) that, again subject to limitation by the Plan Committee, permits the recipient of a Performance Award to elect to satisfy his or her tax withholding obligations arising from the award in the same manner. In light of existing regulations under Section 6 of the Securities Exchange Act of 1934, it is not currently expected that any executive officer receiving a Performance Award in the form of an option would elect this new method of paying the exercise price, but another recipient of such an award who wishes to pay his or her exercise price in shares may find the new method preferable to delivering already-owned shares with a lower tax basis.

      Share Limits. The Performance Plan currently provides that, subject to adjustment for recapitalization events of the types described in Section 8.3 of the Amended Plan (which is essentially the same as in the Performance Plan), the aggregate number of Company common shares that may be issued as Performance Awards and made subject to options granted as Performance Awards is 400,000.
It also provides that, if any option or portion of an option granted under the plan should expire, terminate, or be canceled for any reason prior to its exercise, the shares for which it no longer may be exercised will again become available for purposes of the plan. The Performance Plan does not impose any limit on the number of shares that any given Target Award holder may receive as or in settlement of Performance Awards other than the overall limit described above.

      The Amended Plan does not change the 400,000 aggregate maximum number of shares that may be issued under the Performance Plan. However, in addition to retaining the plan provisions concerning terminated options described above and clarifying that any shares retained from a Performance Award for tax withholding purposes pursuant to the plan are not counted as issued for purposes of this limit on available shares, the Amended Plan further provides that any shares so retained in payment for the exercise price of any option granted under the plan also are not to be considered issued for that purpose and that the plan's limit on available shares will be increased by the number of any already owned common shares transferred to the Company to satisfy withholding obligations pursuant to the plan or as payment for an exercised plan option. In addition, in light of certain requirements of the Section 162(m) regulations, the Amended Plan also provides that, subject to adjustment pursuant to Section 8.3, the base number of shares for any given Target Award granted for a Performance Cycle ending after the close of the Company's 1998 fiscal year may not exceed 7,500 shares and prohibits the grant of more than one Target Award per employee for any Performance Cycle ending after that fiscal year.
In effect, this establishes 30,000 shares (four times the maximum base number) as the maximum number of shares that any individual may receive as a Performance Award for any such Performance Cycle.

Target Award Grants for 1999 Cycle
- - - ----------------------------------

      The table which follows provides information concerning the Target Award grants that were made by the Compensation Committee in the first quarter of fiscal 1997 for the Performance Cycle ending on April 24, 1999. As stated above and in the last section of the Amended Plan, these grants will become effective only if the proposal to approve the Amended Plan is carried. As in prior years, the Compensation Committee has established four uniform and objectively determinable Performance Goals for all of these Target Award grants. The areas of Company performance over the 1999 cycle to which these goals relate are sales growth, earnings before income taxes, international sales growth and total return on capital.


LONG TERM INCENTIVE PLAN - AWARDS IN FIRST QUARTER FISCAL YEAR 1997
                      FOR THE 1999 PERFORMANCE CYCLE


                   Number of        Estimated Future Payouts
                  Performance
                    Shares(1)     Threshold   Target   Maximum
Name                   #            #(2)      #(3)      #(4)

Charles T. Knabusch   3,000        3,000      6,000    12,000

Edwin J. Shoemaker      -0-         -0-         -0-      -0-

Frederick H. Jackson   1,250       1,250      2,500     5,000

Patrick H. Norton      1,250       1,250      2,500     5,000

Charles W. Nocella      -0-         -0-         -0-      -0-

Current Executive
Officers, As a Group   7,160       7,160     14,320    28,640

Non-employee Directors,
as a Group              -0-         -0-         -0-      -0-

Employees, excluding
Executive Officers, as
a Group                3,695       3,695      7,390    14,780



 (1) Numbers reported are the base numbers of shares subject to Target Awards granted.
(2) Numbers reported are the numbers of shares which would become subject to 30-day option if only one performance goal is achieved. The per share exercise price for any such option would be 50% of the "Fair Market Value" (as defined in the Performance Plan) of a common share at date of grant of the Target Awards.
(3) Numbers reported are the numbers of shares which would become subject to 30-day option if two performance goals are achieved. The per share exercise price for each such option would be 25% of Fair Market Value of a common share on date of grant of the Target Awards. For achievement of three performance goals, an outright grant of 150% of the same number of shares would be made.
(4) Numbers reported are the numbers of shares which would be awarded, in the form of an outright grant, if all performance goals are achieved.

Other Matters
- - - -------------

      Shareholder approval of the Amended Plan is not required by the terms of the Performance Plan or applicable Michigan corporation law. However, shareholder approval of the categories of performance to which Performance Goals may relate is required by the Section 162(m) regulations, and Rule 16b-3 may require shareholder approval of the provisions of the Amended Plan which affect the counting of shares toward the aggregate limit on available shares discussed above. The Board of Directors has determined that it is preferable to submit the entire Amended Plan for approval, rather than merely those provisions for which shareholder approval is necessary.

      If the Amended Plan is approved as proposed, the Target Awards that have been granted for the 1999 cycle thereupon will become effective. Based on the current Section 162(m) regulations, the Board of Directors believes that, upon such approval, any Performance Awards that subsequently are paid out after the end of that cycle on account of those Target Awards will satisfy the requirements for exclusion from Section 162(m)'s deduction limit.
As indicated in the last section of the Amended Plan, to the extent that it proves to be necessary to seek additional shareholder approval in order for any post-cycle payouts on Target Awards that may be granted for a later Performance Cycle also to qualify for exclusion from that deduction limit, such Target Awards that may be granted for a later Performance Cycle also to qualify for exclusion from that deduction limit, such Target Awards will not be granted (or, if granted on a contingent basis, will not become effective) unless the requisite shareholder approval has been obtained. (Based on the current Section 162(m) regulations, additional shareholder approval of Target Awards hereafter granted would not be needed for any Target Awards granted prior to the first meeting of the Company's shareholders held in calendar year 2001.) Despite shareholder approval of the Amended Plan, however, if and to the extent that provisions of Section 7.1 or Section 7.2 of the Amended Plan should result in payout of Performance Award for the 1999 cycle or a later-ending Performance Cycle irrespective of the actual achievement of Performance Goals for the cycle, such a payout would not be excluded from the Section 162(m) deduction limit under the current regulations, and the same would be true for any Performance Award paid for the cycles that will end at the close of fiscal years 1997 and 1998. Thus, it is possible that not all Performance Award payouts for those or subsequent cycles will be fully deductible.

      If the Amended Plan is not approved as proposed, the Target
Awards have been granted for the 1999 cycle will not become effective, and no Target Award grants for that cycle or any subsequent Performance Cycle will be made unless any shareholder approval for such grants required by the Section 162(m) regulations subsequently is obtained.

      The proposal to approve the Amended Plan will be carried if a majority of the common shares entitled to vote and actually voted upon the proposal at the annual meeting are voted in favor of the proposal. Thus, if an abstention or broker non-vote is registered concerning the proposal with respect to any shares entitled to be voted, those shares will be disregarded for purposes of determining whether the proposal has carried.

       THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" APPROVAL
      OF THE AMENDMENT AND RESTATEMENT OF THE PERFORMANCE PLAN.


PROPOSAL 3: ADOPTION OF AMENDMENT OF THE CURRENT ARTICLES TO CHANGE THE COMPANY'S NAME

      "La-Z-Boy Chair Company" has been the name of the Company since its incorporation in 1941. Since the Company originally began business as a manufacturer of upholstered chairs, and its dramatic sales growth in the 1960's and 1970's primarily was due to the invention and patenting of its now famous reclining chair mechanism, the current name was well-suited to the Company for many years.

      However, beginning in the 1980's, the Company's product line began to expand significantly to include stationary sofas and loveseats, reclining sofas, sleep sofas, modular seating groups, and contract furniture such as office and health care furniture, as well as chairs. In addition, during the last ten years, the Company has made five acquisitions of companies whose product lines include occasional tables, other occasional furniture, living room cabinets, wall entertainment units, solid wood bedroom and dining room furniture, modular business systems, and various types of upholstered furniture other than chairs. For fiscal 1996, sales of reclining and stationary chairs represented only about 40% of the Company's total consolidated sales. Thus, although the Company's chairs, and particularly its reclining chairs, continue to be important to the Company, many of its other products now are becoming significant as well.

      As the Company has grown, the La-Z-Boy name has become one of the most well-recognized and respected names in the furniture industry. However, in light of the developments described above, the Board of Directors believes that the Company and its shareholders now will be best served by modifying its name to reflect its expanded product lines. Accordingly, the Board is proposing for shareholder adoption at the annual meeting an amendment to Article I of the current Articles (which sets forth the Company's current name) that would replace current Article I with the following: "The name of this corporation is La-Z-Boy Incorporated."

      Under applicable Michigan corporate law, adoption of the proposed amendment of the Current Articles requires the affirmative vote of a majority of all outstanding common shares entitled to vote at the annual meeting. Thus, for purposes of the vote on the proposed amendment, if any common shares entitled to be voted at the meeting are not voted for adoption of the amendment for any reason (including, without limitation, due to abstention or broker non-vote), this will have the same effect as if those shares had been voted against adoption of the amendment.

      If the proposed amendment is adopted at the annual meeting, the Company intends as promptly as practicable thereafter to file a Certificate of Amendment setting forth the amendment with the Michigan Corporation and Securities Bureau, whereupon the amendment will become effective and the Company's name will become "La-Z-Boy Incorporated." If the proposed amendment is not adopted, the Company's name will continue to be "La-Z-Boy Chair Company."


                  THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR"
                       APPROVAL TO CHANGE NAME OF COMPANY



                 RELATIONSHIP WITH INDEPENDENT ACCOUNTANTS

      The Board of Directors, at the recommendation of its Audit Committee, has reappointed the firm of Price Waterhouse LLP as its independent accountants. Price Waterhouse has served as independent accountants for the Company continuously since 1968. It is expected that a representative of Price Waterhouse will be present at the annual shareholders' meeting with the opportunity to make a statement if he or she desires and to answer appropriate questions which may be raised by shareholders at the meeting.


                          SHAREHOLDER PROPOSALS

      Shareholders who intend to present a proposal at the annual meeting to be held in 1997 must furnish such information to the Company by February 28, 1997 for the proposal to be included in the Company's proxy statement for that meeting. The Company may omit a proposal and any statement in support thereof from its proxy statement and form of proxy in accordance with rules issued by the Securities and Exchange Commission.

                             OTHER MATTERS

      The Management is not aware of any other matters which may come before the annual meeting. However, if any other matters properly come before the meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

      The total expense of sending out notices, proxies, and this Proxy Statement will be paid by the Company. This expense is expected to be limited to the cost of preparing and mailing this Proxy Statement and accompanying documents.

     Please execute and return the accompanying proxy, so that your shares may be voted at the meeting.
                                   BY ORDER OF THE BOARD OF DIRECTORS


                                          Gene M. Hardy, Secretary
Monroe, Michigan
June 28, 1996

     A copy of the Company's Form 10-K Annual Report for the fiscal year ended April 27, 1996, may be obtained by writing the Secretary's office.

                                                           Exhibit A

                         LA-Z-BOY CHAIR COMPANY
                   1993 PERFORMANCE-BASED STOCK PLAN
(                       As Amended and Restated)


                                ARTICLE I

     1.1 Purpose. The purpose of the Plan is to provide the Company and its subsidiaries with additional means of (a) attracting and retaining competent new personnel and other key employees, (b) insuring the retention of the services of existing executive personnel and key employees, and (c) providing incentive to all such personnel to devote their utmost effort and skills to the long-term advancement and betterment of the Company and its shareholders.

                              ARTICLE II

     2.1 Certain Definitions. When used in the Plan, the following terms have the following respective meanings:

         (a) "Base Number" has the meaning set forth in Section 6.1 hereof.

         (b) "Board" or "Board of Directors" means the Board of Directors of the Company.

         (c) "Code" means the Internal Revenue Code of 1986, as in effect at a given time, or any such successor code as may be in effect at the time.

         (d) "Company" means La-Z-Boy Chair Company, a Michigan corporation.

         (e) "Committee" means the Compensation Committee of the Board of Directors (or such other Board committee or subcommittee as the Board of Directors hereafter may designate from time to time), all of the members of which at any given time shall satisfy all such criteria as are then necessary in order to facilitate exemption of compensation paid pursuant to the Plan from the tax deduction limit imposed by Section 162(m) and also shall satisfy all such criteria for "disinterested" administration of the Plan as then may be applicable under Rule 16b-3.

         (f) "Disability" means permanent mental or physical disability as determined by the Committee.

         (g) "Employee" means an employee (who also may be an officer) of the Company or any of its subsidiaries.

         (h)  "Fiscal Year" means the fiscal year of the Company.

         (i) "Fair Market Value" means the closing sale price of a Share on the New York Stock Exchange for the date as of which such value is being determined or, if no shares traded on such exchange on that date, then for the latest preceding date on which the Shares so traded.

         (j) "Option" means an option to purchase Shares granted as a Performance Award hereunder.

         (k)  "Performance Award" means an Option or an award of Shares
     granted pursuant to   Section 6.4, 7.1, or 7.2 of the Plan to the
     holder of a Target Award.

         (l) "Performance Cycle" means a period of three consecutive Fiscal Years commencing with and including the Fiscal Year in or for which a given Target Award is granted.

         (m) "Performance Goal" means an objectively determinable performance goal established by the Committee with respect to a given Target Award and relating to any of the following areas of Company performance over the Performance Cycle for such Target
     Award: earnings per share; sales or other revenue growth; operating income; operating cash flow improvements; net income, before or after taxes; operating profit margin growth; return on total capital, equity, revenues, or assets; or EVA (net operating profit after tax less a charge for use of capital).

         (n) "Plan" means the La-Z-Boy Chair Company 1993 Stock-Based Performance Plan, as in effect at a given time.

         (o)  "Rule 16b-3" means Rule 16b-3 of the Securities and
     Exchange Commission as in effect and applicable to transactions in Shares at a given time, or such successor rule or regulation as in then in effect and so applicable.

         (p) "Shares" means the Company's Common Shares, $1.00 par value.

         (q) "Section 162(m)" means Section 162(m) of the Code (or such successor section as may be in effect at a given time), together with the regulations of the U.S. Department of the Treasury promulgated thereunder.

         (r) "Target Award" means an award, granted pursuant to the Plan and more fully described in Article VI hereof, entitling the holder to receive a Performance Award if one or more Performance Goals are met.

                              ARTICLE III

     3.1 Aggregate Number of Shares Available and Reserved for the Plan. Subject to
the provisions of Section 8.3 hereof, the aggregate maximum number of Shares which may be issued as Performance Awards or in settlement of Options granted as Performance Awards is 400,000, which Shares were reserved for issuance in connection with original approval of the Plan by the Company's shareholders. If any Option or Option portion granted under the Plan shall expire, terminate, or be canceled for any reason prior to its exercise, the Shares theretofore subject to such Option or portion shall continue to be available for purposes of the Plan. Moreover, any Shares retained by the Company at the direction of the recipient of a Performance Award in satisfaction of tax withholding obligations associated with such Award or in payment of the exercise price of an Option shall not be counted toward the aggregate number of available Shares hereinabove set forth, and that number shall be increased by the number of any already owned Shares that may be transferred to the Company in satisfaction of such withholding obligations or in payment of the exercise price of an Option.

     3.2 Limits on Awards to Individual Grantees. The Base Number for any Target Award granted to any Employee for a given Performance Cycle may not exceed 7,500 shares (subject to adjustment pursuant to Section
8.3 hereof), and no more than one Target Award may be granted to any employee for any given Performance Cycle.

                               ARTICLE IV

     4.1 Eligibility. No one other than an Employee shall be eligible to receive any Target Award under the Plan, and the only Employees eligible to receive Target Awards at a given time shall be those who at such time are officers of the Company or a subsidiary or are otherwise determined by the Committee to be key Employees. Eligibility to be granted a Target Award confers no right upon any Employee to be selected for or to receive any such grant.

     4.2 No Effect on Employment Rights. Nothing in the Plan or in any instrument or document describing the Plan or evidencing or describing any Target Award or Performance Award shall in any way be construed to limit in any respect the right of the Company or a subsidiary to terminate any Employee's employment at any time, without regard to the effect of such termination on any rights or expectations of benefit such Employee would or might otherwise have under the Plan or any Target Award or Performance Award made to such Employee, or to give any right to any Employee to remain employed by the Company or a subsidiary in any particular position or at any rate of compensation.

                               ARTICLE V

     5.1 Authority of the Committee. The Plan shall be administered by the Committee, which, subject to the limitations expressly set forth in the Plan, shall have the exclusive authority to (a) determine those
Employees who are eligible to be granted   Target Awards, (b) select
from among such eligible Employees those to whom such awards will be granted, (c) establish the terms and conditions of each Target Award and Performance Award granted, (d) establish and adjust the Performance Goals related to any Target Award, and (e) determine the extent to which Performance Goals have been met. Prior to making the decisions described above, in addition to consulting with such other persons and considering such other matters as it may deem appropriate or advisable, the Committee shall consult with and consider the recommendations of the Chairman of the Board and such other management personnel as the Chairman may designate, but the Committee need not follow such recommendations in reaching such decisions, all of which shall be made by the Committee in its sole discretion. The Committee also shall have the authority to interpret the provisions of the Plan and the terms of any instruments or other documents evidencing Target Awards or Options, to prescribe, amend, and rescind rules and regulations relating to the Plan, and to make all other determinations necessary or advisable for its administration. The Committee's interpretation or construction of the Plan and any awards granted under it shall be conclusive and binding upon all interested persons.

                              ARTICLE VI

     6.1 Timing of Grant and Basic Terms of Target Awards. As soon as practicable after the beginning of each Performance Cycle (and in any case during the first quarter of the first Fiscal Year within the Performance Cycle), the Committee shall:

         (a) select from among the then-eligible Employees those (if any) to whom Target Awards will then be granted; and

         (b) with respect to each such Target Award: (i) establish at least four Performance Goals, (ii) specify a minimum number of Shares to be the subject of a Performance Award if the Committee subsequently determines that any of such Performance Goals have been achieved (the "Base Number"), and (iii) establish the specific Performance Award to be awarded depending on the number of Performance Goals subsequently determined to have been achieved, which Performance Award shall range from an Option covering that number of Shares which equals the Base Number and having a per Share exercise price equal to 50% of Fair Market Value on the date the Target Award was granted, for achievement of one, but only one, of the Performance Goals, to an outright grant of that number of Shares which is four times the Base Number, for achievement of all the Performance Goals.

Except to the extent expressly required in (b) above, the Base Number, the Performance Goals, and the range of potential Performance Awards established by the Committee with respect to any Target Award granted at a given time need not be the same as those of any other Target Award granted then or at any other time. In addition, in connection with any grant of a Target Award, the Committee may establish other preconditions to receipt of a Performance Award relating to that Target Award, including preconditions the satisfaction of which may call for subjective determinations by the Committee. However, except as otherwise expressly provided in Section 7.1 or 7.2, in no event shall the holder of any Target Award receive any Performance Award in respect of such Target Award unless and until it subsequently has been determined by the Committee that at least one of the Performance Goals related to such Target Award actually has been achieved or receive a Performance Award more favorable to the holder than the Performance Award originally specified for achievement of the number of Performance Goals that actually are achieved.

     6.2 Adjustment of Performance Goals. In connection with the establishment of Performance Goals for a given Target Award, the Committee shall specify which (if any) types of categories of extraordinary, unusual, or other items or events shall be excluded or otherwise not taken into account when actual Company results relating to any or all such Performance Goals are calculated, and the only adjustments to actual Company results which thereafter shall be permissible for purposes of such calculation shall be objectively determinable adjustments for the items or events so specified.

     6.3 Form of Instrument. Each Target Award granted under the Plan shall be evidenced by a written instrument in form prescribed by the Committee, which instrument, in addition to such other terms, provisions, and conditions not inconsistent with the Plan as the Committee deems appropriate, shall set forth the Base Number of Shares and all Performance Goals for such Target Award, the effect of achievement of one or more of the Performance Goals upon the nature of the Performance Award which may be earned, and any other preconditions to receipt of a Performance Award which the Committee has established.

     6.4 Determination, Grant, and Notice of Performance Awards Earned. As soon as practicable after the end of each Performance Cycle, the Committee shall determine the extent to which the Performance Goals in effect for each outstanding Target Award granted for that cycle have been achieved and, in light of such determinations and the pertinent provisions of each such Target Award, shall declare the particular Performance Award, if any, which the holder of the Target Award has earned. As promptly as practicable thereafter, each holder of such a Target Award shall be notified in writing whether a Performance Award has been earned with respect to such Target Award and, if so, the specific terms and conditions of that Performance Award. Whenever the Committee declares that a Performance Award has been earned, the date of grant of such award shall be deemed to be the date of such Committee declaration.

     6.5 Certain Provisions Concerning Option Exercises. Each option granted as a Performance Award hereunder may be exercised in whole or in part at any time or from time to time, but only up to and including the 30th day following the date of written notice of the Option contemplated by Section 6.4, upon the close of which day it shall expire to the full extent theretofore unexercised. During the lifetime of any Employee-grantee of an Option, the Option may be exercised only by such grantee. The exercise of any Option shall be made only by a written notice delivered to and acknowledged by the Secretary or an Assistant Secretary of the Company, specifying the number of optioned Shares to be purchased, accompanied by payment in full therefore, and otherwise in accordance with such terms and conditions relating to the Option as may have been set forth in the notice of the Option contemplated by Section 6.4. Unless further limited in said notice at the direction of the Committee, the exercise price may be paid by the Option holder in cash, by check, or by transferring to the Company Shares then owned by the holder or directing the Company in writing to retain some of the Shares otherwise issuable upon exercise of the Option (in either case, with such transferred or retained Shares valued at their aggregate Fair Market Value as of the Option exercise date), or by a combination of the foregoing.

     6.6 Withholding. The recipient of a Performance Award may be required to pay the Company, and the Company shall have the right to deduct from any amounts otherwise payable by the Company to said recipient, the full amount of any and all taxes required by law to be paid or withheld in respect of such Performance Award or, if the Performance Award is an Option, in respect of its exercise. Subject to any limitations imposed by the Committee, a Performance Award recipient may elect to satisfy his or her withholding obligations in whole or in part by transferring Shares to the Company or directing it in writing to retain some of the Shares otherwise issuable to the recipient in settlement of the Performance Award or its exercise. Any Shares so transferred shall be valued at their aggregate Fair Market Value on the transfer date, and any Shares so retained shall be valued at their aggregate Fair Market Value on the settlement date.

                             ARTICLE VII

     7.1 Effect of Employment Termination on Outstanding Target Awards. If the grantee of an outstanding Target Award ceases to be an Employee at any time during the Performance Cycle relating to the Target Award (or thereafter but prior to the Committee determination concerning such award contemplated by Section 6.4) for any reason other than death, disability, or retirement with the consent of the Company, the Target Award thereupon automatically shall be canceled. If during the Performance Cycle relating to a Target Award: (a) the grantee of an outstanding Target Award dies while still an Employee or the grantee both (i) ceases to be an Employee due to disability or retirement with the consent of the Company and (ii) subsequently dies; and (b) the personal representative, executor, or other administrator of the estate of such grantee so requests in writing in such form as the Committee shall have prescribed, then upon receipt and acknowledgement by the Secretary or an Assistant Secretary of the Company of such written request, the following Performance Award shall be deemed to have been earned and granted in respect of such Target Award: (y) the Performance Award which would have been earned for achievement of two, but not more than two, of the Performance Goals related to such Target Award, if the grantee's employment terminated during the first half of the Performance Cycle or (z) a Performance Award consisting of an outright grant of that number of Shares which equals twice the Base Number specified in the Target Award, if the grantee's employment terminated during the second half of the Performance Cycle. Except as hereinabove expressly provided, termination of the employment of the grantee of an outstanding Target Award due to death, disability, or retirement with the consent of the Company shall have no effect on the terms of such Target Award.

     7.2 Effect of Change in Control Upon Outstanding Target Awards. If after the effective date of the amendment and restatement of the Plan as set forth herein: (a) any "person" or "group" (as such terms are used with respect to Section 13(d) or 14(d) of the Securities Exchange Act of 1934, as amended), other than pursuant to a transaction or agreement approved in advance by the Board of Directors, becomes the "beneficial owner" (as defined in Rule 13d-3 of the Securities and Exchange Commission) of voting securities representing 25% or more of the combined voting power of all then outstanding voting securities of the Company, or obtains the right to acquire such beneficial ownership (any such person or group an "Acquiring Person") or (b) during any period of 24 consecutive calendar months, the individuals who at the beginning of such period constituted the Board of Directors, and any new Directors whose election by the Board or whose nomination for election by Company shareholders was approved by a vote of at least two-thirds of the members of the Board who either were Directors at the beginning of the period or whose election or nomination as Directors was previously so approved, cease for any reason to constitute at least a majority of the Board members, then, each holder of a Target Award then outstanding thereupon automatically shall be deemed to have earned and been granted the Performance Award which the holder would have earned had all Performance Goals related to such Target Award been achieved. If, at any time while there is an Acquiring Person, there occurs (x) a merger or consolidation to which the Company is a party, whether or not the Company is the surviving or resulting corporation,
(y) a reorganization (including, without limitation, a share exchange) pursuant to which the Company becomes a subsidiary of another entity, or (z) the sale of all or substantially all of the assets of the Company, then, each holder of a Target
Award outstanding immediately prior to the effective time of such
merger, consolidation,   reorganization, or asset sale shall be deemed
to have earned and been granted immediately prior to such effective time the Performance Award which the holder would have earned had all Performance Goals related to such Target Award been achieved, unless such merger, consolidation, reorganization, or asset sale had been approved by a majority of the Directors who were members of the Board prior to the time the Acquiring Person became such.

     7.3 Effect of Employment Termination upon Options. Termination of employment of the Employee-grantee of an outstanding Option shall have no effect upon the terms of such Option.

                            ARTICLE VIII

     8.1  Non-Transferability.  No Target Award or Option, and no
rights of an Employee    relating to any Target Award or Option, may
be sold, pledged, assigned, hypothecated, or otherwise transferred in any manner whatsoever, other than by will or the law of descent and distribution.

     8.2 Regulatory Compliance and Listing. Notwithstanding anything in the Plan to the contrary, the issuance or delivery of any Shares as a Performance Award or pursuant to the exercise of an Option may be postponed by the Company for such period as may be required to enable the Company to comply with any applicable securities laws or regulations, any applicable listing requirements of any national securities exchange, or any requirements under any other law or regulation applicable to the issuance or delivery of such Shares, and the Company shall not be obligated to issue or deliver any such Shares if the issuance or delivery thereof shall constitute a violation of any applicable provision of law or regulation of any governmental authority or national securities exchange.

     8.3 Adjustments for Recapitalization. Whenever a stock split, stock-on-stock dividend, or other relevant change in the capitalization of the Company or a successor thereto (each, a "recapitalization event") occurs, the Board of Directors shall make such changes in the kind of securities which thereafter may be directly granted as Performance Awards or made subject to Options, the maximum Base Number that may be used for any Target Award, the Base Number theretofore designated with respect to any then-outstanding Target Award, the type and number of securities subject to any then- outstanding Option and/or the exercise price thereof, and the other terms and conditions of then-outstanding Target Awards or Options as the Board determines to be appropriate in order to carry out the purposes of the Plan in light of such recapitalization event.

     8.4 Termination, Suspension, or Amendment. The Plan at any time or from time to time may be terminated, suspended, or amended in any manner, in whole or in part, by resolution of the Board of Directors; provided however, that no such action by the Board shall adversely affect the rights of the holder of any then-outstanding Option or Target Award without such holder's consent.

     8.5 Governing Law. The Plan and the terms of any Target Award or Option shall be governed and construed in accordance with the laws of the State of Michigan applicable to contracts made and to be performed within such State.

     8.6 Shareholder Approval. The amendment and restatement of the Plan set forth herein shall be disclosed to and submitted for approval by the Company's shareholders at its annual meeting to be held in calendar year 1996, and any Target Awards for the Performance Cycle ending April 24, 1999 that are granted by the Committee prior to such meeting shall be subject to such approval and shall be canceled and of no effect unless such approval is obtained. If such approval is obtained, those aspects of the Plan concerning subsequent grants of Target Awards for which additional shareholder approval may become required under Section 162(m) also shall be disclosed to and submitted for shareholder approval as and to the extent so required. In no event may any Target Award be granted for any Performance cycle ending after April 24, 1999 unless, either any and all of such shareholder approval requirements as Section 162(m) then would impose concerning the Target Award already have been satisfied, or the award is granted subject to such approval.



            LA-Z-BOY CHAIR COMPANY                 PROXY


     The undersigned hereby appoints C. T. Knabusch, and E. J. Shoemaker, and both of them Proxies with power of substitution to attend the Annual Meeting of Shareholders of La-Z-Boy Chair Company to be held at the La-Z-Boy Chair Company Auditorium, 1314 North Telegraph Road, Monroe, Michigan, July 29, 1996 at 11:00 o'clock A.M., Eastern Daylight Time, and any adjournment thereof, and thereat to vote all shares now or hereafter standing in the name of the undersigned.


           (Continued and TO BE SIGNED on other side)


- - - --------------------------------------------------------

1.   ELECTION OF DIRECTORS

                         Withhold Authority       Nominees:
     For all nominees      to vote for all        Charles T. Knabusch
      listed to right  nominees listed to right   John F. Weaver
                                                  Warren W. Gruber
                                                  James W. Johnston
         [  ]                 [  ]

2.   APPROVAL of Amendment and Restatement of 1993 Performance-Based Stock
     Plan.

          FOR                 AGAINST             ABSTAIN
          [  ]                  [  ]                 [  ]


3.   ADOPTION of Amendment of Article of Incorporation to Change the
     Company's Name.


          FOR                 AGAINST             ABSTAIN
          [  ]                  [  ]                 [  ]



(INSTRUCTIONS: To withhold authority to vote for any individual nominees, write that nominee's name on the line below.)

______________________________________________

4. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the meeting.



This proxy, when properly executed, will be voted in the manner directed by the undersigned stockholder. If no direction is made, this proxy will be voted FOR all director nominees listed and FOR proposals 2 and 3.



THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS



Please mark, sign, date and return the proxy card using the enclosed envelope.






SIGNATURE_______________________________________ DATE__________________
         Signature should agree with name(s) on stock certificate.



SIGNATURE_______________________________________ DATE__________________
         Signature if held jointly

NOTE: When shares are held by joint tenants both should sign. When signing as attorney, as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.